EQUITY METHOD INVESTMENTS - Summary of Financial Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Oct. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Jan. 01, 2020
Assets [Abstract]
Current assets	$ 284,529	$ 331,941
Total assets	2,721,067	2,966,057
LIABILITIES AND EQUITY
Current liabilities	241,675	233,367
Stockholders' equity	1,368,756	1,513,391	$ 1,523,512
Investment in equity investees	16,399	21,483	1,658
Equity Method Investment, Summarized Financial Information, Income Statement [Abstract]
Total operating revenue	607,943	705,799	656,070
Share of results of associated companies	(3,710)	505	512
Total [Member]
Assets [Abstract]
Current assets	832,739	707,870
Non-current assets	2,858	8,476
Total assets	835,597	716,346
LIABILITIES AND EQUITY
Current liabilities	719,301	557,568
Long-term liabilities	22,312	43,018
Stockholders' equity	93,983	115,760
Equity investment of associated companies	16,439	21,521
Other	(40)	(38)
Investment in equity investees	16,399	21,483
Equity Method Investment, Summarized Financial Information, Income Statement [Abstract]
Total operating revenue	2,860,624	582,254	20,492
Gain sale of vessel	0	0	0
Equity Method Investment, Summarized Financial Information, Operating Expenses	(2,839,456)	(578,453)	(18,475)
Net operating (loss) income	21,168	3,801	2,017
Net (loss) income	(19,671)	1,248	1,923
Equity in net income (loss) of associated companies	(3,748)	486	512
Other	38	19	0
Share of results of associated companies	(3,710)	505	512
Swiss Marine [Member]
Assets [Abstract]
Current assets	605,705	691,126
Non-current assets	190	4,069
Total assets	605,895	695,195
LIABILITIES AND EQUITY
Current liabilities	497,830	545,545
Long-term liabilities	20,000	40,000
Stockholders' equity	$ 88,064	$ 109,650
Equity Method Investment, Ownership Percentage	17.50%	17.87%			17.50%	17.80%
Equity investment of associated companies	$ 15,411	$ 19,594
Other	(40)	(37)
Investment in equity investees	15,371	19,557	$ 0
Equity Method Investment, Summarized Financial Information, Income Statement [Abstract]
Total operating revenue	1,438,680	564,609
Gain sale of vessel	0	0
Equity Method Investment, Summarized Financial Information, Operating Expenses	(1,431,952)	(561,746)
Net operating (loss) income	6,728	2,863
Net (loss) income	(24,136)	371
Equity in net income (loss) of associated companies	(4,224)	66
Other	38	21
Share of results of associated companies	(4,186)	87
United Freight Carriers [Member]
Assets [Abstract]
Current assets	1,112	2,104
Non-current assets	0	0
Total assets	1,112	2,104
LIABILITIES AND EQUITY
Current liabilities	21	49
Long-term liabilities	0	0
Stockholders' equity	$ 1,091	$ 2,055
Equity Method Investment, Ownership Percentage	50.00%	50.00%	50.00%
Equity investment of associated companies	$ 545	$ 1,027
Other	0	0
Investment in equity investees	545	1,027	$ 772
Equity Method Investment, Summarized Financial Information, Income Statement [Abstract]
Total operating revenue	0	8,080	10,956
Gain sale of vessel	0	0	0
Equity Method Investment, Summarized Financial Information, Operating Expenses	(68)	(7,257)	(10,589)
Net operating (loss) income	(68)	823	367
Net (loss) income	(64)	811	297
Equity in net income (loss) of associated companies	(32)	405	149
Other	0	0	0
Share of results of associated companies	(32)	$ 405	149
TFG Marine [Member]
Assets [Abstract]
Current assets	225,922
Non-current assets	2,668
Total assets	228,590
LIABILITIES AND EQUITY
Current liabilities	221,450
Long-term liabilities	2,312
Stockholders' equity	$ 4,828
Equity Method Investment, Ownership Percentage	10.00%	0.00%					10.00%
Equity investment of associated companies	$ 483
Other	0
Investment in equity investees	483	$ 0	$ 0
Equity Method Investment, Summarized Financial Information, Income Statement [Abstract]
Total operating revenue	1,415,159
Gain sale of vessel	0
Equity Method Investment, Summarized Financial Information, Operating Expenses	(1,401,084)
Net operating (loss) income	14,075
Net (loss) income	4,078
Equity in net income (loss) of associated companies	408
Other	$ 0
Seateam Management Pte Ltd [Member]
Assets [Abstract]
Current assets		14,640
Non-current assets		4,407
Total assets		19,047
LIABILITIES AND EQUITY
Current liabilities		11,974
Long-term liabilities		3,018
Stockholders' equity		$ 4,055
Equity Method Investment, Ownership Percentage	0.00%	22.19%	22.19%	22.19%
Equity investment of associated companies		$ 900
Other		(1)
Investment in equity investees	$ 0	899	$ 886
Equity Method Investment, Summarized Financial Information, Income Statement [Abstract]
Total operating revenue	6,785	9,565	9,536
Gain sale of vessel	0	0	0
Equity Method Investment, Summarized Financial Information, Operating Expenses	(6,352)	(9,450)	(7,886)
Net operating (loss) income	433	115	1,650
Net (loss) income	451	66	1,626
Equity in net income (loss) of associated companies	100	15	363
Other	0	(2)	0
Share of results of associated companies	100	13	$ 363
Capesize Chartering Ltd [Member]
Assets [Abstract]
Current assets	0	0
Non-current assets	0	0
Total assets	0	0
LIABILITIES AND EQUITY
Current liabilities	0	0
Long-term liabilities	0	0
Stockholders' equity	$ 0	$ 0
Equity Method Investment, Ownership Percentage	25.00%	25.00%	25.00%
Equity investment of associated companies	$ 0	$ 0
Other	0	0
Investment in equity investees	0	0	$ 0
Equity Method Investment, Summarized Financial Information, Income Statement [Abstract]
Total operating revenue	0	0	0
Gain sale of vessel	0	0	0
Equity Method Investment, Summarized Financial Information, Operating Expenses	0	0	0
Net operating (loss) income	0	0	0
Net (loss) income	0	0	0
Equity in net income (loss) of associated companies	0	0	0
Other	$ 0	0	0
Share of results of associated companies		$ 0	$ 0